Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income and Expenses
Schedule of Finance Income and Expenses

EUR’000	2024	2023	2022
Foreign currency gain	1,511	109	3,424
Fair value change of derivative (ineffectiveness)	428	—	363
Interest income	3,294	1,432	244
Financial income	5,233	1,541	4,031

EUR’000	2024	2023	2022
Interest expense
– Interest linked to debt liabilities	2,368	2,851	1,351
– Interest with related parties	—	—	157
Guarantee charges	581	—	—
Fair value change of derivative (ineffectiveness)	—	765	—
Lease liabilities	428	25	21
Foreign currency loss	3,322	389	7,834
Bank fees	501	456	318
Financial expenses	7,200	4,486	9,681